Deferred revenues (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Revenues
Balance beginning	R$ 2,326
Additions	12,188	R$ 8,800
Write-offs	(7,620)	(13,761)
Balance ending	6,894	2,326
Balance beginning	R$ 2,327	7,288
Balance ending		R$ 2,327